Federal Income Tax (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets (liabilities):
Net operating losses	$ 2,946,115	$ 2,635,788
Unamortized R&D expenses	689,178	839,122
Unamortized startup costs	1,737,633	1,520,860
Orphan Drug Credit	431,238	179,389
Other, net	108,104	88,912
Total deferred tax assets	5,912,268	5,264,071
Valuation allowance	(5,912,268)	(5,264,071)
Net deferred tax asset